Short-term bank loans	12 Months Ended
Sep. 30, 2020
Short-term bank loans
Short-term bank loans

Note 7 — Short-term bank loans

Short-term bank loans consist of the following:

	September 30,	September 30,
	2020	2019
Bank of China (Lishui Branch) (1)	$1,470,000	$1,400,894
Hangzhou United Rural Commercial Bank Co., Ltd. (2)	588,000	—
Total	$2,058,000	$1,400,894
(1)

The loan in the amount of RMB9 million (equivalent of  approximately $1.27 million) from Bank of China (Lishui Branch), was facilitated on January 6, 2020 through Forest Food, a subsidiary of the Company, as working capital for six months, with the original maturity of July 6, 2020 at an annual effective interest rate of 3.98%. The loan was repaid in full upon maturity and re-issued to the Company at RMB10 million (equivalent of approximately $1.47 million) on July 9, 2020 as working capital for oneyear, with a new maturity date of July 7, 2021 at a lower annual interest rate of 3.95%.

The loan is secured by the real property and land use right owned by Forasen Group Co., Ltd., a related party. The loan is also guaranteed by a related party Zhejiang Tantech Bamboo Technology Co., Ltd., and three third parties Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, as well as two principal officers of the Company.

(2)

The loan in the amount of RMB4 million (equivalent of approximately $0.59 million) from Hangzhou United Rural Commercial Bank Co., Ltd., was facilitated on November 13, 2019 through Suyuan Agriculture, a subsidiary of the Company, as working capital for one year, with the maturity date of November 12, 2020 at an annual effective interest rate of 6.09%. At maturity date, RMB0.6 million (equivalent of approximately $88,200) was repaid, the remaining balance of RMB3.4 million (equivalent of approximately $499,800) was extended to May 10, 2021 at an annual effective interest rate of 6.09%.

The loan was secured by an office property and land use right owned by Zhejiang Tantech Bamboo Technology Co., Ltd., a related party of the Company, of which valued at RMB6.85 million (equivalent of approximately $1 million).

Interest expenses amounted to $86,383,  $118,237 and $164,587 for the years ended September 30, 2020, 2019 and 2018, respectively.